SCHEDULE OF COMPENSATION TO KEY MANAGEMENT PERSONNEL (Details) - USD ($)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Salaries		$ 1,782,297	$ 1,501,058	$ 1,251,277
Share-based payments	[1]	2,077,333	2,144,930	2,135,579
Total		$ 3,859,630	$ 3,645,988	$ 3,386,856

[1]	Share-based payments are the fair value of options granted to key management personnel and expensed during the various years as calculated using the Black-Scholes model.